PIMCO California Municipal Bond Fund Annual Fund Operating Expenses - PIMCO California Municipal Bond Fund	Mar. 31, 2025
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees
Expenses (as a percentage of Assets)	0.44%
I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees
Expenses (as a percentage of Assets)	0.54%
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	0.79%
C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	1.00%
Expenses (as a percentage of Assets)	1.54%